Share-Based Payment (Details)			12 Months Ended
	Aug. 31, 2000	Dec. 31, 1998	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Share-Based Payment [Line Items]
Expire term		10 years
Current expiration date	10 years
Weighted average remaining contractual life			6 years 9 months 18 days	7 years 11 months 23 days	8 years 2 months 23 days
Bottom of Range [Member]
Share-Based Payment [Line Items]
Range of exercise prices (in Dollars per share) | $ / shares			$ 12.02	$ 8.95	$ 8.41
Top of Range [Member]
Share-Based Payment [Line Items]
Range of exercise prices (in Dollars per share) | $ / shares			$ 34.44	$ 34.44	$ 34.44
Plan 1998 [Member]
Share-Based Payment [Line Items]
Aggregate amount of ordinary shares		75,000	4,000	4,000	616
Original expiration		December 8, 2008
Current expiration date		December 8, 2028
Options to purchase (in Shares) | shares			20,865
Available for future grants			15,551
Plan 2000 [Member]
Share-Based Payment [Line Items]
Expire term	10 years
Options to purchase (in Shares) | shares			10,500
Available for future grants			569,706
Fair market value	80.00%